GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill balance roll forward
Balance as of beginning of the year	$ 8,298	$ 3,479
Acquisition of Video Advertising (Note 1)	11,107
Goodwill impairment (Note 1)	(4,819)	(6,288)
Balance at the end of the year	$ 3,479	$ 8,298	$ 3,479